EARNING PER SHARE (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Calculation
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share for the six months ended June 30, 2017 and 2016 are as follows:

(in thousands of $)	2017	2016
Net loss	(29,840)	(107,452)

(in thousands)	2017	2016
Weighted average number of shares outstanding - basic	114,134	84,405
Impact of share options & restricted stock units	—	2
Weighted average number of shares outstanding - diluted	114,134	84,407